Disaggregation of Revenue - Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue
Revenues from contracts with customers	$ 3,265	$ 3,062	$ 16,028	$ 16,669
At a point in time
Disaggregation of Revenue
Revenues from contracts with customers	2,378	599	10,968	12,977
Over time
Disaggregation of Revenue
Revenues from contracts with customers	887	2,463	5,060	3,692
Product Revenues
Disaggregation of Revenue
Revenues from contracts with customers	2,378	599	10,968	12,977
Product Revenues | At a point in time
Disaggregation of Revenue
Revenues from contracts with customers	2,378	599	10,968	12,977
Service Revenues
Disaggregation of Revenue
Revenues from contracts with customers	887	2,463	5,060	3,692
Service Revenues | Over time
Disaggregation of Revenue
Revenues from contracts with customers	$ 887	$ 2,463	$ 5,060	$ 3,692